Subordinated Indebtedness - Schedule of Terms of Subordinated Indebtedness (Detail) $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 CAD ($)	Nov. 01, 2021 CAD ($)	Oct. 31, 2021 TTD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 5,554	$ 5,766	$ 300
Interest rate	2.57%		10.25%	2.57%	2.57%
Contractual maturity date	May 25, 2035
Par value	$ 5,543	5,561
Subordinated indebtedness sold short (held) for trading purposes, at par value	(15)	(54)
Subordinated indebtedness sold short (held) for trading purposes	(15)	(54)
Subordinated indebtedness net of trading purposes, at par value	5,528	5,507
Subordinated indebtedness net of trading purposes	5,539	5,712
July 11, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 32	35
Interest rate	5.75%			5.75%	5.75%
Contractual maturity date	July 11, 2024
Par value	$ 32	35
July 11, 2024 [member] | Fixed interest rate [member] | Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Carrying value				$ 175
January 26, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 1,000	1,001
Interest rate	3.42%			3.42%	3.42%
Contractual maturity date	January 26, 2026
At par	Jan. 26, 2021
Par value		1,000
April 4, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 1,525	1,568
Interest rate	3.45%			3.45%	3.45%
Contractual maturity date	April 4, 2028
At par	Apr. 04, 2023
Par value	$ 1,500	1,500
May 25, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 37	40
Interest rate	8.70%			8.70%	8.70%
Contractual maturity date	May 25, 2029
Par value	$ 25	25
June 19, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 1,484	1,535
Interest rate	2.95%			2.95%	2.95%
Contractual maturity date	June 19, 2029
At par	Jun. 19, 2024
Par value	$ 1,500	1,500
July 21, 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 976	1,000
Interest rate	2.01%			2.01%	2.01%
Contractual maturity date	July 21, 2030
At par	Jul. 21, 2025
Par value	$ 1,000	1,000
January 7, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 196	214
Interest rate	11.60%			11.60%	11.60%
Contractual maturity date	January 7, 2031
At greater of Canada Yield Price and par	January 7, 1996
Par value	$ 200	200
May 15, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 146	160
Interest rate	10.80%			10.80%	10.80%
Contractual maturity date	May 15, 2031
At greater of Canada Yield Price and par	May 15, 2021
Par value	$ 150	150
May 25, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 39					$ 44
Interest rate	8.70%			8.70%	8.70%
Contractual maturity date	May 25, 2032
Par value	$ 25	25
May 25, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 40	45
Interest rate	8.70%			8.70%	8.70%
Contractual maturity date	May 25, 2033
Par value	$ 25	25
May 25, 2035 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 42	48
Interest rate	8.70%			8.70%	8.70%
Par value	$ 25	25
July 31, 2084 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 47	59
Contractual maturity date	July 31, 2084
At par	Jul. 27, 1990
Par value	$ 47	$ 59
July 31, 2084 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis	Floating
July 31, 2084 [member] | Floating interest rate [member] | Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Carrying value					$ 38
August 31, 2085 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.125%			0.125%	0.125%
Interest rate basis	six-month US$ LIBOR plus 0.125%.	six-month US$ LIBOR plus 0.125%.
Contractual maturity date	August 31, 2085
At par	Aug. 20, 1991
August 31, 2085 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 14	$ 17
Interest rate basis	Floating
Par value	$ 14	$ 17
August 31, 2085 [member] | Floating interest rate [member] | Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Carrying value					$ 11
April 21, 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 976
Interest rate	1.96%			1.96%	1.96%
Contractual maturity date	April 21, 2031
At par	Apr. 21, 2026
Par value	$ 1,000